Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	August 2012
Distribution Date	09/17/12
Transaction Month	24
30/360 Days	30
Actual/360 Days	33

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		August 6, 2010
Closing Date:		August 26, 2010

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,342,974,850.47	79,332	4.69%	60.87
Original Adj. Pool Balance:		$1,305,852,694.83

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$267,000,000.00	19.881%	0.37121%		September 15, 2011
Class A-2 Notes	Fixed	$267,000,000.00	19.881%	0.57000%		March 15, 2013
Class A-3 Notes	Fixed	$419,000,000.00	31.199%	0.97000%		April 15, 2015
Class A-4 Notes	Fixed	$218,300,000.00	16.255%	1.63000%		March 15, 2017
Total Securities		$1,171,300,000.00	87.217%

Overcollateralization		$134,552,694.83	10.019%
YSOA		$37,122,155.64	2.764%
Total Original Pool Balance		$1,342,974,850.47	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$281,108,673.82	0.6709038	$257,910,523.01	0.6155382	$23,198,150.81
Class A-4 Notes	$218,300,000.00	1.0000000	$218,300,000.00	1.0000000	$-
Total Securities	$499,408,673.82	0.4263713	$476,210,523.01	0.4065658	$23,198,150.81

Weighted Avg. Coupon (WAC)	4.54%		4.54%
Weighted Avg. Remaining Maturity (WARM)	39.90		38.96
Pool Receivables Balance	$590,910,817.02		$563,037,550.49
Remaining Number of Receivables	50,194		49,091

Adjusted Pool Balance	$576,467,146.60		$549,334,806.47

III. COLLECTIONS

Principal:
Principal Collections	$27,024,918.33
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$624,614.36
Total Principal Collections	$27,649,532.69

Interest:
Interest Collections	$2,299,487.92
Late Fees & Other Charges	$42,119.58
Interest on Repurchase Principal	$-
Total Interest Collections	$2,341,607.50

Collection Account Interest	$2,717.33
Reserve Account Interest	$749.98
Servicer Advances	$-

Total Collections	$29,994,607.50

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Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	August 2012
Distribution Date	09/17/12
Transaction Month	24
30/360 Days	30
Actual/360 Days	33

IV. DISTRIBUTIONS

Total Collections						$29,994,607.50
Reserve Account Release						$-
Reserve Account Draw						$-
Total Available for Distribution						$29,994,607.50
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$492,425.68		$492,425.68		$492,425.68
Collection Account Interest						$2,717.33
Late Fees & Other Charges						$42,119.58
Total due to Servicer						$537,262.59

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$227,229.51		$227,229.51
Class A-4 Notes		$296,524.17		$296,524.17

Total interest:		$523,753.68		$523,753.68		$523,753.68

Available Funds Remaining:						$28,933,591.23

3. Principal Distribution Amount:						$23,198,150.81

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$23,198,150.81
Class A-4 Notes				$-
Class A Notes Total:		23,198,150.81		$23,198,150.81
Total Noteholders Principal				$23,198,150.81

4. Required Deposit to Reserve Account						0.00

5. Trustee Expenses						0.00

6. Remaining Available Collections Released to Certificateholder						5,735,440.42

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount						$14,443,670.42
Beginning Period Amount						$14,443,670.42
Current Period Amortization						$740,926.40
Ending Period Required Amount						$13,702,744.02
Ending Period Amount						$13,702,744.02
Next Distribution Date Required Amount						$12,983,168.12

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance						0.50%
Beginning Period Required Amount						$6,529,263.47
Beginning Period Amount						$6,529,263.47
Current Period Release to Collection Account						$-
Current Period Deposit						$-
Current Period Release to Depositor						$-
Ending Period Required Amount (0.5% of APB of cut-off date)						$6,529,263.47
Ending Period Amount						$6,529,263.47

VII. OVERCOLLATERALIZATION

Overcollateralization Target		14.50%
Overcollateralization Floor		2.00%
				Beginning	Ending	Target
Overcollateralization Amount				$77,058,472.78	$ 73,124,283.46	$73,124,283.46
Overcollateralization as a % of Adjusted Pool				13.37%	13.31%	13.31%

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Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	August 2012
Distribution Date	09/17/12
Transaction Month	24
30/360 Days	30
Actual/360 Days	33

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.74%	48,473	98.51%	$554,661,657.51
30 - 60 Days	1.03%	508	1.24%	$6,967,409.40
61 - 90 Days	0.20%	97	0.22%	$1,243,890.33
91 + Days	0.03%	13	0.03%	$164,593.25
		49,091		$563,037,550.49
Total
Delinquent Receivables 61 + days past due	0.22%	110	0.25%	$1,408,483.58
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.24%	122	0.28%	$1,671,966.76
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.24%	121	0.28%	$1,705,866.42
Three-Month Average Delinquency Ratio	0.23%		0.27%

Repossession in Current Period		53		$655,390.28
Repossession Inventory		56		$488,383.00

Charge-Offs
Gross Principal of Charge-Off for Current Period				$848,348.20
Recoveries				$(624,614.36)
Net Charge-offs for Current Period				$223,733.84

Beginning Pool Balance for Current Period				$590,910,817.02

Net Loss Ratio				0.45%
Net Loss Ratio for 1st Preceding Collection Period				0.28%
Net Loss Ratio for 2nd Preceding Collection Period				0.39%
Three-Month Average Net Loss Ratio for Current Period				0.38%

Cumulative Net Losses for All Periods				$6,639,758.52
Cumulative Net Losses as a % of Initial Pool Balance				0.49%

Principal Balance of Extensions				$2,533,802.98
Number of Extensions				177

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